Significant Accounting Policies (Details) - Schedule of suppliers concentration risk	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Supplier A [Member]
Significant Accounting Policies (Details) - Schedule of suppliers concentration risk [Line Items]
Supplier concentration risk, percentage	22.18%	1.24%
Supplier A [Member] | Accounts Payable [Member]
Significant Accounting Policies (Details) - Schedule of suppliers concentration risk [Line Items]
Supplier concentration risk, percentage	12.16%	1.19%
Supplier B [Member]
Significant Accounting Policies (Details) - Schedule of suppliers concentration risk [Line Items]
Supplier concentration risk, percentage	21.34%	11.48%
Supplier B [Member] | Accounts Payable [Member]
Significant Accounting Policies (Details) - Schedule of suppliers concentration risk [Line Items]
Supplier concentration risk, percentage	15.50%	7.76%
Supplier C [Member]
Significant Accounting Policies (Details) - Schedule of suppliers concentration risk [Line Items]
Supplier concentration risk, percentage	22.04%	25.10%
Supplier C [Member] | Accounts Payable [Member]
Significant Accounting Policies (Details) - Schedule of suppliers concentration risk [Line Items]
Supplier concentration risk, percentage
Supplier D [Member]
Significant Accounting Policies (Details) - Schedule of suppliers concentration risk [Line Items]
Supplier concentration risk, percentage	3.09%	11.75%
Supplier D [Member] | Accounts Payable [Member]
Significant Accounting Policies (Details) - Schedule of suppliers concentration risk [Line Items]
Supplier concentration risk, percentage	9.25%	8.67%
Supplier E [Member]
Significant Accounting Policies (Details) - Schedule of suppliers concentration risk [Line Items]
Supplier concentration risk, percentage		10.10%
Supplier E [Member] | Accounts Payable [Member]
Significant Accounting Policies (Details) - Schedule of suppliers concentration risk [Line Items]
Supplier concentration risk, percentage	2.50%	7.60%